Non-controlling Interests (Details) (USD $)	0 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended		12 Months Ended
	Oct. 29, 2013	Dec. 31, 2013 Property	Dec. 31, 2012	Nov. 04, 2013 Property	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Oct. 29, 2013 Acquired Properties [Member]	Dec. 31, 2013 Wholly Owned Properties [Member] Property	Dec. 31, 2013 Partially Owned Properties [Member] Property	Dec. 31, 2013 Minimum [Member] Partially Owned Properties [Member]	Dec. 31, 2012 Blackstone Retail Transaction II Holdco L.P. [Member] Successor [Member]	Dec. 31, 2013 BPG Sub [Member]	Dec. 31, 2013 BPG Sub [Member] Blackstone Retail Transaction II Holdco L.P. [Member]
Noncontrolling Interest [Line Items]
Ownership percentage by parent													5.22%
Ownership percentage by noncontrolling owners														20.05%
Common stock, shares outstanding						229,689,960	182,242,460
Number of common units of Partnership interest exchanged for interest in properties	15,877,791							15,877,791
Fair value of Operating Partnership units issued for acquisition of real estate assets	$ 317,500,000.0				$ 0	$ 317,556,000	$ 0	$ 317,500,000.0
Stock split	2,409.1													1
Payments of dividends		47,300,000	18,900,000		137,000	47,442,000	19,209,000
Number of real estate properties that operating partnership has an interest				47
Number of real estate properties, disposed		11
Ownership percentage									100.00%	20.00%	20.00%
Number of Real Estate Properties									33	3
Number of Non-Core Properties in which Company Owns 100%									44
Distributions to non-controlling interests		$ 25,200,000	$ 6,200,000			$ 25,219,000	$ 6,203,000					$ 6,203,000